COMMITMENTS AND CONTINGENCIES - Other Commitments (Details) - CNY (¥)			9 Months Ended	12 Months Ended
	Apr. 27, 2017	Aug. 11, 2011	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Other commitments
License fee			¥ 7,406,065	¥ 7,423,118	¥ 4,823,101
Other commitments
Other commitments
2018			16,987,600
2019			15,043,600
2020			11,263,600
2021			11,263,600
Total			54,558,400
Other agreement with Mainland China
Other commitments
Period covered by the purchase agreement		10 years
License fee			¥ 3,336,996	¥ 3,485,967	¥ 2,642,777
Other agreement with Mainland China | Minimum
Other commitments
Written notice period required to terminate agreement		12 months
Other agreement with Tsinghua University
Other commitments
Period covered by the purchase agreement	5 years
Maximum amount of funding support under certain circumstances	¥ 50,000,000
Amount of funding support to be paid in next four years	¥ 40,000,000